Financial Risk Management - Summary of Movements in Allowances for Impairment of Trade Receivables and Contract Assets (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Receivables [Line Items]
Contract assets	kr 2,398	kr 2,518	kr 2,983
Contract assets [member]
Trade And Other Receivables [Line Items]
Contract assets	kr 1	kr (1)